Post-retirement benefit obligations - Reconciliation, projected net pension liability (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of net defined benefit liability (asset)
Pension asset	R 591	R 467	R 1,274
Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	9,490	11,352
Pension asset	591	467
Benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	70,322	63,549	63,806
Benefit obligation | Funded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	60,294	51,985
Benefit obligation | Funded benefit obligation | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	28,359	25,617
Benefit obligation | Funded benefit obligation | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	31,935	26,368
Benefit obligation | Unfunded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	10,028	11,564
Plan assets | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	(64,403)	(55,120)	(58,385)
Plan assets | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	(32,468)	(27,522)
Plan assets | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	(31,935)	(27,598)
Asset ceiling | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	3,571	2,923
Increase in asset limitation	648	604
South Africa | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	(46)	(467)
Pension asset	46	467
South Africa | Benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	57,054	47,228	51,241
South Africa | Benefit obligation | Funded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	57,054	47,228
South Africa | Benefit obligation | Funded benefit obligation | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	25,119	20,860
South Africa | Benefit obligation | Funded benefit obligation | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	31,935	26,368
South Africa | Plan assets | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	(60,671)	(50,618)	(54,115)
South Africa | Plan assets | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	(28,736)	(23,020)
South Africa | Plan assets | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	(31,935)	(27,598)
South Africa | Asset ceiling | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	3,571	2,923
Foreign Countries | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	9,536	11,819
Pension asset	545
Foreign Countries | Benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	13,268	16,321	12,565
Foreign Countries | Benefit obligation | Funded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	3,240	4,757
Foreign Countries | Benefit obligation | Funded benefit obligation | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	3,240	4,757
Foreign Countries | Benefit obligation | Unfunded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	10,028	11,564
Foreign Countries | Plan assets | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	(3,732)	(4,502)	R (4,270)
Foreign Countries | Plan assets | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	R (3,732)	R (4,502)